Shareholder Report, Average Annual Return (Details)	12 Months Ended	16 Months Ended	23 Months Ended	33 Months Ended	40 Months Ended	47 Months Ended	50 Months Ended	57 Months Ended	60 Months Ended	73 Months Ended	120 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
C000218810 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Equity Premium Income ETF - Net Asset Value
Average Annual Return, Percent	7.77%								7.47%	11.03%
C000229631 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Active Value ETF - Net Asset Value
Average Annual Return, Percent	22.85%							12.14%
C000231438 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Small & Mid Cap Enhanced Equity ETF - Net Asset Value
Average Annual Return, Percent	33.27%								10.11%		11.86%
C000235594 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Nasdaq Equity Premium Income ETF - Net Asset Value
Average Annual Return, Percent	25.75%						17.16%
C000237212 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Active Growth ETF - Net Asset Value
Average Annual Return, Percent	14.70%					19.27%
C000240858 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Active Small Cap Value ETF - Net Asset Value
Average Annual Return, Percent	24.10%				11.39%
C000241195 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Equity Focus ETF - Net Asset Value
Average Annual Return, Percent	15.34%								12.87%		16.32%
C000243013 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Tech Leaders ETF - Net Asset Value
Average Annual Return, Percent	32.02%			34.00%
C000251449 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Fundamental Data Science Large Core ETF - Net Asset Value
Average Annual Return, Percent	21.06%		21.55%
C000251450 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Fundamental Data Science Mid Core ETF - Net Asset Value
Average Annual Return, Percent	22.65%		18.97%
C000251451 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Fundamental Data Science Small Core ETF - Net Asset Value
Average Annual Return, Percent	44.35%		26.63%
C000257449 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Research Enhanced Large Cap ETF - Net Asset Value
Average Annual Return, Percent	20.83%	26.70%
C000257465 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Fundamental Data Science Large Value ETF - Net Asset Value
Average Annual Return, Percent	26.24%								11.93%		12.49%
ICE BofA 3 Month US Treasury Bill Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month US Treasury Bill Index
Average Annual Return, Percent	3.84%						4.24%		3.53%	2.90%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.32%	27.69%	22.38%	24.54%			16.82%		13.41%	18.07%	15.51%
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Average Annual Return, Percent	22.02%					17.87%		13.41%	12.66%		15.30%
S And P 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1000 Index
Average Annual Return, Percent	29.54%								8.59%		11.63%
S And P Composite 1500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Composite 1500 Index
Average Annual Return, Percent	22.87%								13.01%		15.18%
Nasdaq 100 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nasdaq-100 Index
Average Annual Return, Percent	34.38%						23.33%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	22.82%		22.54%		22.02%
Russell 1000 Equal Weight Technology Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Equal Weight Technology Index
Average Annual Return, Percent	33.07%			25.94%
Standard And Poor s 500 C000251449 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	21.88%
Russell 3000 C000251450 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	22.39%
Russell 3000 C000251451 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	22.39%
Russell 2000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Average Annual Return, Percent	40.29%		24.40%
Standard And Poor s 500 C000257449 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	21.88%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent	27.12%							11.83%	11.17%		11.52%
Russell 1000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Average Annual Return, Percent	17.71%					20.45%
Russell 2000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Index
Average Annual Return, Percent	43.01%				15.87%
Russell Midcap Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Index
Average Annual Return, Percent	21.08%		19.58%